John Hancock Variable Insurance Trust (the “Trust”)
Supplement dated January 1, 2019 to the current

Prospectus (the “Prospectus”), as may be supplemented

Lifecycle Trusts, Lifestyle Portfolios, and Managed Volatility Portfolios (the “funds”)

The following information supplements and supersedes any information to the contrary relating to the funds contained in the Prospectus.

At its in-person meeting held on December 11-13, 2018, the Board of Trustees of the Trust approved the termination of John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“JHAM (NA)”) as a subadvisor of the funds, effective the close of business on or about December 31, 2018 (the “Effective Date”). John Hancock Asset Management a division of Manulife Asset Management (US) LLC will continue to operate as the subadvisor of the funds.

In connection with the termination of JHAM (NA) as subadvisor to the funds, the Prospectus is hereby amended as of the Effective Date to remove all references to JHAM (NA) as subadvisor of these funds.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Variable Insurance Trust (the “Trust”)
Supplement dated January 1, 2019 to the current

Statement of Additional Information (the “SAI”), as may be supplemented

Lifecycle Trusts, Lifestyle Portfolios, and Managed Volatility Portfolios (the “funds”)

The following information supplements and supersedes any information to the contrary relating to the funds contained in the SAI.

At its in-person meeting held on December 11-13, 2018, the Board of Trustees of the Trust approved the termination of John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“JHAM (NA)”) as a subadvisor of the funds, effective the close of business on or about December 31, 2018 (the “Effective Date”). John Hancock Asset Management a division of Manulife Asset Management (US) LLC will continue to operate as the subadvisor of the funds.

In connection with the termination of JHAM (NA) as subadvisor to the funds, the SAI is hereby amended as of the Effective Date to remove all references to JHAM (NA) as subadvisor of these funds.

You should read this Supplement in conjunction with the SAI and retain it for future reference.